Stock Options (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Number of Options
Outstanding Beginning	2,125,001	720,001	1,267,502
Grants	255,000	1,535,000	65,000
Forfeitures			(55,834)
Exercises	(172,500)	(130,000)	(556,667)
Outstanding Ending	2,207,501	2,125,001	720,001
Exercisable Ending	210,001	237,501
Available for grant Ending		2,072,580
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 2.84	$ 3.06	$ 2.68
Grants	4.87	2.71	3.46
Forfeitures			3.23
Exercises	2.91	2.62	2.22
Weighted-average exercise price Ending	3.07	2.84	$ 3.06
Exercisable Ending	$ 4.82	$ 3.51
Weighted Average Remaining Contractual Term
Outstanding Ending	5 years 6 months 3 days	5 years 3 months 22 days
Exercisable Ending	7 years 10 months 21 days	6 years 4 days
Aggregate Intrinsic Value ($)
Outstanding Ending	$ 3,793,375	$ 2,969,800
Exercisable Ending	$ 45,075	$ 233,900